Document and Entity Information	Sep. 01, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001723128
Document Type	8-K
Document Period End Date	Sep. 01, 2022
Entity Registrant Name	AMNEAL PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38485
Entity Tax Identification Number	32-0546926
Entity Address, Address Line One	400 Crossing Blvd
Entity Address, City or Town	Bridgewater
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08807
City Area Code	(908)
Local Phone Number	947-3120
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.01 per share
Trading Symbol	AMRX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false